Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Perpetual Americas Funds Trust
Entity Central Index Key	0001830437
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000249635 [Member]
Shareholder Report [Line Items]
Fund Name	Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund
Class Name	Institutional Shares
Trading Symbol	BEOIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund (the “Fund”) for the period of November 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at connect.rightprospectus.com/BarrowHanley. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-260-9549 (toll free) or 312-557-5913
Additional Information Website	connect.rightprospectus.com/BarrowHanley
Expenses [Text Block]
Fund Expenses for the Period
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund (Institutional Shares)	$107*	1.07%
*	This fee reflects the period from November 1, 2023 to September 30, 2024. Expenses for the full annual reporting period would be higher.

Expenses Paid, Amount	$ 107	[1]
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
For the eleven-month period ended September 30, 2024, the Institutional Class shares of the Fund returned 21.32% versus a return of 29.50% for the Fund’s benchmark, the MSCI Emerging Markets Value Index (the “Index”). During the period, our security selection in Information Technology benefitted performance relative to the Index. In addition, our security selection in Industrials added to performance. The Fund’s security selection in Consumer Staples detracted from performance. In addition, our overweight and stock selection in Materials combined to hurt performance as this sector lagged the overall Index.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart show the change in value of a hypothetical $100,000 investment in Institutional Class shares of the Fund during the stated time period.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	Since Inception
Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund (Institutional Shares/BEOIX)	16.32%	3.12%
MSCI Emerging Markets Value Index	24.38%	6.35%
MSCI Emerging Markets Index*	26.05%	5.14%
*
Effective September 30, 2024 the Fund compares its performance to the MSCI Emerging Markets Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Prior Market Index Comparison [Text Block]	Effective September 30, 2024 the Fund compares its performance to the MSCI Emerging Markets Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Material Change Date	Aug. 18, 2024
Net Assets	$ 33,956,116
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 136,051
Investment Company Portfolio Turnover	76.11%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$33,956,116
Total number of portfolio holdings	38
Total advisory fees paid	$136,051
Portfolio turnover rate as of the end of the reporting period	76.11%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Kasikornbank PCL - REG	4.0%
MediaTek, Inc.	3.9%
Great Wall Motor Co. Ltd. - Class H	3.9%
Ping An Insurance Group Co. of China Ltd. - Class H	3.9%
JD.com, Inc. - Class A	3.9%
Haier Smart Home Co. Ltd. - Class H	3.7%
Thai Union Group PCL - Class F	3.7%
Amorepacific Corp.	3.4%
SK Hynix, Inc.	3.2%
Hiwin Technologies Corp.	3.0%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Kasikornbank PCL - REG	4.0%
MediaTek, Inc.	3.9%
Great Wall Motor Co. Ltd. - Class H	3.9%
Ping An Insurance Group Co. of China Ltd. - Class H	3.9%
JD.com, Inc. - Class A	3.9%
Haier Smart Home Co. Ltd. - Class H	3.7%
Thai Union Group PCL - Class F	3.7%
Amorepacific Corp.	3.4%
SK Hynix, Inc.	3.2%
Hiwin Technologies Corp.	3.0%

Material Fund Change [Text Block]
Material Fund Changes
The Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund reorganized into a newly established series of Perpetual Americas Funds Trust (the “Trust”) effective August 18, 2024 (the “Reorganization”). Following the Reorganization, the Fund assumed the financial and performance history of its predecessor fund, the Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund, a series of The Advisors' Inner Circle Fund III.
In connection with the Reorganization, Perpetual Americas Funds Services (“PAFS”)[1] became the Fund's investment adviser and Barrow, Hanley, Mewhinney & Strauss LLC continued as the Fund's sub-adviser. In addition, PAFS contractually agreed to waive fees and reimburse certain expenses to the extent the Fund's annual operating expenses exceed 1.04% of average daily net assets through February 1, 2026. Further, the Board of Trustees of the Trust approved a change in the fiscal year end of the Fund to September 30 to align the fiscal year end with the other series in the Trust.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 28, 2025 at connect.rightprospectus.com/BarrowHanley or upon request at 866-260-9549 (toll free) or 312-557-5913.
[1] The Fund’s investment adviser is Perpetual Americas Funds Services, which is the business name under which JOHCM (USA) Inc subcontracts portfolio management services to affiliated investment advisers.

Material Fund Change Expenses [Text Block]
In connection with the Reorganization, Perpetual Americas Funds Services (“PAFS”)[1] became the Fund's investment adviser and Barrow, Hanley, Mewhinney & Strauss LLC continued as the Fund's sub-adviser. In addition, PAFS contractually agreed to waive fees and reimburse certain expenses to the extent the Fund's annual operating expenses exceed 1.04% of average daily net assets through February 1, 2026. Further, the Board of Trustees of the Trust approved a change in the fiscal year end of the Fund to September 30 to align the fiscal year end with the other series in the Trust.

Updated Prospectus Phone Number	866-260-9549 (toll free) or 312-557-5913
Updated Prospectus Web Address	connect.rightprospectus.com/BarrowHanley
Accountant Change Statement [Text Block]
Effective August 18, 2024, in connection with the Reorganization noted above, PricewaterhouseCoopers LLP (“PwC”) became the independent registered public accounting firm of the Fund and replaced KPMG LLP, the predecessor fund's accounting firm. PwC serves as the Independent Registered Public Accounting Firm for all funds in the Trust.

Accountant Change Disagreements [Text Block]
Changes in and Disagreements with Accountants
Effective August 18, 2024, in connection with the Reorganization noted above, PricewaterhouseCoopers LLP (“PwC”) became the independent registered public accounting firm of the Fund and replaced KPMG LLP, the predecessor fund's accounting firm. PwC serves as the Independent Registered Public Accounting Firm for all funds in the Trust.
There were no disagreements with the former accounting firm during the Fund's fiscal period from inception date through October 31, 2022, fiscal year ended October 31, 2023, or for the interim period from November 1, 2023 through August 17, 2024.

C000249640 [Member]
Shareholder Report [Line Items]
Fund Name	Barrow Hanley Total Return Bond Fund
Class Name	Institutional Shares
Trading Symbol	BTRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Barrow Hanley Total Return Bond Fund (the “Fund”) for the period of November 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at connect.rightprospectus.com/BarrowHanley. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-260-9549 (toll free) or 312-557-5913
Additional Information Website	connect.rightprospectus.com/BarrowHanley
Expenses [Text Block]
Fund Expenses for the Period
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Barrow Hanley Total Return Bond Fund (Institutional Shares)	$33*	0.35%
*	This fee reflects the period from November 1, 2023 to September 30, 2024. Expenses for the full annual reporting period would be higher.

Expenses Paid, Amount	$ 33	[2]
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
During the eleven-month period ended September 30, 2024, the Institutional Class shares of the Fund returned 14.25% versus a return of 13.36% for the Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index (the “Index”). During the period, the Fund's overweight allocation to Utilities benefited performance as the sector outperformed the Index. In addition, the Fund's security selection and overweight allocation to Mortgage-Backed Securities added to performance. The Fund’s overweight in Asset-Backed Securities detracted from performance as this segment of the market lagged the overall Index. In addition, an underweight to Industrials hurt performance due to the sector outperforming.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart show the change in value of a hypothetical $100,000 investment in Institutional Class shares of the Fund during the stated time period.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	Since Inception
Barrow Hanley Total Return Bond Fund (Institutional Shares/BTRIX)	11.96%	2.07%
Bloomberg U.S. Aggregate Bond Index	11.57%	1.83%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 18, 2024
Net Assets	$ 176,755,747
Holdings Count | Holding	242
Advisory Fees Paid, Amount	$ 69,921
Investment Company Portfolio Turnover	131.01%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$176,755,747
Total number of portfolio holdings	242
Total advisory fees paid	$69,921
Portfolio turnover rate as of the end of the reporting period	131.01%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
U.S. Treasury Notes, 4.38%, 05/15/34	5.6%
U.S. Treasury Bonds, 4.50%, 02/15/44	2.5%
U.S. Treasury Notes, 4.50%, 11/30/24	2.5%
U.S. Treasury Notes, 4.88%, 04/30/26	2.4%
U.S. Treasury Notes, 4.63%, 04/30/29	2.0%
Freddie Mac Pool #SD8267, 5.00%, 11/01/52	1.7%
Fannie Mae Pool #CB1384, 2.50%, 08/01/51	1.7%
Fannie Mae Pool #FM8787, 2.50%, 10/01/51	1.5%
Ginnie Mae II Pool #MA9017, 5.50%, 07/20/53	1.5%
U.S. Treasury Notes, 4.63%, 04/30/31	1.5%
ASSET TYPE ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
U.S. Treasury Notes, 4.38%, 05/15/34	5.6%
U.S. Treasury Bonds, 4.50%, 02/15/44	2.5%
U.S. Treasury Notes, 4.50%, 11/30/24	2.5%
U.S. Treasury Notes, 4.88%, 04/30/26	2.4%
U.S. Treasury Notes, 4.63%, 04/30/29	2.0%
Freddie Mac Pool #SD8267, 5.00%, 11/01/52	1.7%
Fannie Mae Pool #CB1384, 2.50%, 08/01/51	1.7%
Fannie Mae Pool #FM8787, 2.50%, 10/01/51	1.5%
Ginnie Mae II Pool #MA9017, 5.50%, 07/20/53	1.5%
U.S. Treasury Notes, 4.63%, 04/30/31	1.5%

Material Fund Change [Text Block]
Material Fund Changes
The Barrow Hanley Total Return Bond Fund reorganized into a newly established series of Perpetual Americas Funds Trust (the “Trust”) effective August 18, 2024 (the “Reorganization”). Following the Reorganization, the Fund assumed the financial and performance history of its predecessor fund, the Barrow Hanley Total Return Bond Fund, a series of The Advisors' Inner Circle Fund III.
In connection with the Reorganization, Perpetual Americas Funds Services (“PAFS”)[1] became the Fund's investment adviser and Barrow, Hanley, Mewhinney & Strauss LLC continued as the Fund's sub-adviser. In addition, PAFS contractually agreed to waive fees and reimburse certain expenses to the extent the Fund's annual operating expenses exceed 0.35% of average daily net assets through February 1, 2026. Further, the Board of Trustees of the Trust approved a change in the fiscal year end of the Fund to September 30 to align the fiscal year end with the other series in the Trust.
[1] The Fund’s investment adviser is Perpetual Americas Funds Services, which is the business name under which JOHCM (USA) Inc subcontracts portfolio management services to affiliated investment advisers.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 28, 2025 at connect.rightprospectus.com/BarrowHanley or upon request at 866-260-9549 (toll free) or 312-557-5913.

Material Fund Change Expenses [Text Block]
In connection with the Reorganization, Perpetual Americas Funds Services (“PAFS”)[1] became the Fund's investment adviser and Barrow, Hanley, Mewhinney & Strauss LLC continued as the Fund's sub-adviser. In addition, PAFS contractually agreed to waive fees and reimburse certain expenses to the extent the Fund's annual operating expenses exceed 0.35% of average daily net assets through February 1, 2026. Further, the Board of Trustees of the Trust approved a change in the fiscal year end of the Fund to September 30 to align the fiscal year end with the other series in the Trust.

Updated Prospectus Phone Number	866-260-9549 (toll free) or 312-557-5913
Updated Prospectus Web Address	connect.rightprospectus.com/BarrowHanley
Accountant Change Statement [Text Block]
Effective August 18, 2024, in connection with the Reorganization noted above, PricewaterhouseCoopers LLP (“PwC”) became the independent registered public accounting firm of the Fund and replaced KPMG LLP, the predecessor fund's accounting firm. PwC serves as the Independent Registered Public Accounting Firm for all funds in the Trust.

Accountant Change Disagreements [Text Block]
Changes in and Disagreements with Accountants
Effective August 18, 2024, in connection with the Reorganization noted above, PricewaterhouseCoopers LLP (“PwC”) became the independent registered public accounting firm of the Fund and replaced KPMG LLP, the predecessor fund's accounting firm. PwC serves as the Independent Registered Public Accounting Firm for all funds in the Trust.
There were no disagreements with the former accounting firm during the Fund's fiscal period from inception date through October 31, 2022, fiscal year ended October 31, 2023, or for the interim period from November 1, 2023 through August 17, 2024.

C000249645 [Member]
Shareholder Report [Line Items]
Fund Name	Barrow Hanley Credit Opportunities Fund
Class Name	Institutional Shares
Trading Symbol	BCONX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Barrow Hanley Credit Opportunities Fund (the “Fund”) for the period of November 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at connect.rightprospectus.com/BarrowHanley. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-260-9549 (toll free) or 312-557-5913
Additional Information Website	connect.rightprospectus.com/BarrowHanley
Expenses [Text Block]
Fund Expenses for the Period
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Barrow Hanley Credit Opportunities Fund (Institutional Shares)	$36*	0.33%**
*	This fee reflects the period from November 1, 2023 to September 30, 2024. Expenses for the full annual reporting period would be higher.
**	Amount was reduced by a one-time expense reimbursement during the period. Without the reimbursement, the cost paid as a percentage of a hypothetical $100,000 investment would have been 0.64%.

Expenses Paid, Amount	$ 36	[3]
Expense Ratio, Percent	0.33%	[4]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
During the eleven-month period, the Institutional Class shares of the Fund returned 16.94% versus a return of 15.77% for the ICE BofA BB-B U.S. High Yield Index (the "Index"). The Fund benefited from an overweight to Finance which was the best performing sector in the Index. Also benefiting performance were the Fund’s holdings in Consumer Cyclicals and Non-Cyclicals, which outperformed the subsectors in the Index. The Fund’s allocation to Bank Loans negatively impacted performance as they generated a return below high yield corporate bonds during the period. The Fund’s holdings in Real Estate Investment Trusts also detracted from performance as they lagged the subsector return.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart show the change in value of a hypothetical $100,000 investment in Institutional Class shares of the Fund during the stated time period.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	Since Inception
Barrow Hanley Credit Opportunities Fund (Institutional Shares/BCONX)	15.65%	6.69%
ICE BofA BB-B US High Yield Index	14.64%	6.04%
Bloomberg U.S. Aggregate Bond Index*	11.57%	1.83%
*
Effective September 30, 2024 the Fund compares its performance to the Bloomberg U.S. Aggregate Bond Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Prior Market Index Comparison [Text Block]	Effective September 30, 2024 the Fund compares its performance to the Bloomberg U.S. Aggregate Bond Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Material Change Date	Aug. 18, 2024
Net Assets	$ 90,634,657
Holdings Count | Holding	111
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	33.39%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$90,634,657
Total number of portfolio holdings	111
Total advisory fees paid	$0 - Due to Fee Waivers
Portfolio turnover rate as of the end of the reporting period	33.39%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Barrow Hanley Floating Rate Fund, 0.95%,	21.5%
PROG Holdings, Inc., 6.00%, 11/15/29	2.2%
ILFC E-Capital Trust I, 6.57%, 12/21/65	2.1%
Burford Capital Global Finance LLC, 9.25%, 07/01/31	2.1%
Howard Hughes (The) Corp., 4.38%, 02/01/31	2.0%
Rithm Capital Corp., 6.25%, 10/15/25	1.9%
United Natural Foods, Inc., 6.75%, 10/15/28	1.6%
Chemours (The) Co., 4.63%, 11/15/29	1.5%
Mativ Holdings, Inc., 8.00%, 10/01/29	1.4%
Interface, Inc., 5.50%, 12/01/28	1.4%
ASSET TYPE ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Barrow Hanley Floating Rate Fund, 0.95%,	21.5%
PROG Holdings, Inc., 6.00%, 11/15/29	2.2%
ILFC E-Capital Trust I, 6.57%, 12/21/65	2.1%
Burford Capital Global Finance LLC, 9.25%, 07/01/31	2.1%
Howard Hughes (The) Corp., 4.38%, 02/01/31	2.0%
Rithm Capital Corp., 6.25%, 10/15/25	1.9%
United Natural Foods, Inc., 6.75%, 10/15/28	1.6%
Chemours (The) Co., 4.63%, 11/15/29	1.5%
Mativ Holdings, Inc., 8.00%, 10/01/29	1.4%
Interface, Inc., 5.50%, 12/01/28	1.4%

Material Fund Change [Text Block]
Material Fund Changes
The Barrow Hanley Credit Opportunities Fund reorganized into a newly established series of Perpetual Americas Funds Trust (the “Trust”) effective August 18, 2024 (the “Reorganization”). Following the Reorganization, the Fund assumed the financial and performance history of its predecessor fund, the Barrow Hanley Credit Opportunities Fund, a series of The Advisors' Inner Circle Fund III.
In connection with the Reorganization, Perpetual Americas Funds Services (“PAFS”)[1] became the Fund's investment adviser and Barrow, Hanley, Mewhinney & Strauss LLC continued as the Fund's sub-adviser. In addition, PAFS contractually agreed to waive fees and reimburse certain expenses to the extent the Fund's annual operating expenses exceed 0.77% of average daily net assets through February 1, 2026. Further, the Board of Trustees of the Trust approved a change in the fiscal year end of the Fund to September 30 to align the fiscal year end with the other series in the Trust.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 28, 2025 at connect.rightprospectus.com/BarrowHanley or upon request at 866-260-9549 (toll free) or 312-557-5913.
[1] The Fund’s investment adviser is Perpetual Americas Funds Services, which is the business name under which JOHCM (USA) Inc subcontracts portfolio management services to affiliated investment advisers.

Material Fund Change Expenses [Text Block]
In connection with the Reorganization, Perpetual Americas Funds Services (“PAFS”)[1] became the Fund's investment adviser and Barrow, Hanley, Mewhinney & Strauss LLC continued as the Fund's sub-adviser. In addition, PAFS contractually agreed to waive fees and reimburse certain expenses to the extent the Fund's annual operating expenses exceed 0.77% of average daily net assets through February 1, 2026. Further, the Board of Trustees of the Trust approved a change in the fiscal year end of the Fund to September 30 to align the fiscal year end with the other series in the Trust.

Updated Prospectus Phone Number	866-260-9549 (toll free) or 312-557-5913
Updated Prospectus Web Address	connect.rightprospectus.com/BarrowHanley
Accountant Change Statement [Text Block]
Effective August 18, 2024, in connection with the Reorganization noted above, PricewaterhouseCoopers LLP (“PwC”) became the independent registered public accounting firm of the Fund and replaced KPMG LLP, the predecessor fund's accounting firm. PwC serves as the Independent Registered Public Accounting Firm for all funds in the Trust.

Accountant Change Disagreements [Text Block]
Changes in and Disagreements with Accountants
Effective August 18, 2024, in connection with the Reorganization noted above, PricewaterhouseCoopers LLP (“PwC”) became the independent registered public accounting firm of the Fund and replaced KPMG LLP, the predecessor fund's accounting firm. PwC serves as the Independent Registered Public Accounting Firm for all funds in the Trust.
There were no disagreements with the former accounting firm during the Fund's fiscal period from inception date through October 31, 2022, fiscal year ended October 31, 2023, or for the interim period from November 1, 2023 through August 17, 2024.

C000249648 [Member]
Shareholder Report [Line Items]
Fund Name	Barrow Hanley Floating Rate Fund
Class Name	Institutional Shares
Trading Symbol	BFRNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Barrow Hanley Floating Rate Fund (the “Fund”) for the period of November 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at connect.rightprospectus.com/BarrowHanley. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-260-9549 (toll free) or 312-557-5913
Additional Information Website	connect.rightprospectus.com/BarrowHanley
Expenses [Text Block]
Fund Expenses for the Period
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Barrow Hanley Floating Rate Fund (Institutional Shares)	$56*	0.60%
*	This fee reflects the period from November 1, 2023 to September 30, 2024. Expenses for the full annual reporting period would be higher.

Expenses Paid, Amount	$ 56	[5]
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
During the eleven-month period, September 30, 2024, the Institutional Class shares of the Fund returned 11.17% versus a return of 9.62% for the Credit Suisse Leveraged Loan Index (the "Index"). During the period, the Fund’s holdings in Consumer Non-Durables and Manufacturing benefited performance as they outperformed their respective subsectors in the Index. In addition, our holdings in Media/Telecom and Services added to relative performance as they outperformed their respective peers in the Index. Our holdings in Food/Tobacco hurt performance as they lagged the performance of the subsector. Our underweight to Utilities also hurt performance as the sector outperformed.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart show the change in value of a hypothetical $100,000 investment in Institutional Class shares of the Fund during the stated time period.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	Since Inception
Barrow Hanley Floating Rate Fund (Institutional Shares/BFRNX)	11.06%	8.14%
Credit Suisse Leveraged Loan Index	9.66%	7.22%
Bloomberg U.S. Aggregate Bond Index*	11.57%	1.83%
*
Effective September 30, 2024 the Fund compares its performance to the Bloomberg U.S. Aggregate Bond Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Prior Market Index Comparison [Text Block]	Effective September 30, 2024 the Fund compares its performance to the Bloomberg U.S. Aggregate Bond Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Material Change Date	Aug. 18, 2024
Net Assets	$ 102,155,674
Holdings Count | Holding	146
Advisory Fees Paid, Amount	$ 238,826
Investment Company Portfolio Turnover	43.39%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$102,155,674
Total number of portfolio holdings	146
Total advisory fees paid	$238,826
Portfolio turnover rate as of the end of the reporting period	43.39%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
MH Sub I LLC, 2023 May Incremental Term Loan, 9.10%, 05/03/28	2.5%
TMS International Corp., Term B-6 Loan, 9.00%, 03/02/30	2.1%
BCPE Empire Holdings, Inc., Amendment No. 5 Refinancing Term Loan, 8.85%, 12/11/28	2.0%
Acrisure LLC, 2024 Refinancing Term Loan, 8.21%, 11/06/30	2.0%
Magnite, Inc., Term Loan B, 8.60%, 02/06/31	1.6%
Ascensus Group Holdings, Inc., Initial Term Loan, 8.46%, 08/02/28	1.5%
Global IID Parent LLC, Term B Loan, 9.37%, 12/16/28	1.5%
Mativ Holdings, Inc., Term B Loan, 8.71%, 04/20/28	1.5%
LifePoint Health, Inc., 2024 Refinancing Term Loan, 10.05%, 11/16/28	1.5%
Chemours (The) Co., Tranche B-3 US$ Term Loan, 8.35%, 08/18/28	1.4%
ASSET TYPE ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
MH Sub I LLC, 2023 May Incremental Term Loan, 9.10%, 05/03/28	2.5%
TMS International Corp., Term B-6 Loan, 9.00%, 03/02/30	2.1%
BCPE Empire Holdings, Inc., Amendment No. 5 Refinancing Term Loan, 8.85%, 12/11/28	2.0%
Acrisure LLC, 2024 Refinancing Term Loan, 8.21%, 11/06/30	2.0%
Magnite, Inc., Term Loan B, 8.60%, 02/06/31	1.6%
Ascensus Group Holdings, Inc., Initial Term Loan, 8.46%, 08/02/28	1.5%
Global IID Parent LLC, Term B Loan, 9.37%, 12/16/28	1.5%
Mativ Holdings, Inc., Term B Loan, 8.71%, 04/20/28	1.5%
LifePoint Health, Inc., 2024 Refinancing Term Loan, 10.05%, 11/16/28	1.5%
Chemours (The) Co., Tranche B-3 US$ Term Loan, 8.35%, 08/18/28	1.4%

Material Fund Change [Text Block]
Material Fund Changes
The Barrow Hanley Floating Rate Fund reorganized into a newly established series of Perpetual Americas Funds Trust (the “Trust”) effective August 18, 2024 (the “Reorganization”). Following the Reorganization, the Fund assumed the financial and performance history of its predecessor fund, the Barrow Hanley Floating Rate Fund, a series of The Advisors' Inner Circle Fund III.
In connection with the Reorganization, Perpetual Americas Funds Services (“PAFS”)[1] became the Fund's investment adviser and Barrow, Hanley, Mewhinney & Strauss LLC continued as the Fund's sub-adviser. In addition, PAFS contractually agreed to waive fees and reimburse certain expenses to the extent the Fund's annual operating expenses exceed 0.59% of average daily net assets through February 1, 2026. Further, the Board of Trustees of the Trust approved a change in the fiscal year end of the Fund to September 30 to align the fiscal year end with the other series in the Trust.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 28, 2025 at connect.rightprospectus.com/BarrowHanley or upon request at 866-260-9549 (toll free) or 312-557-5913.
[1] The Fund’s investment adviser is Perpetual Americas Funds Services, which is the business name under which JOHCM (USA) Inc subcontracts portfolio management services to affiliated investment advisers.

Material Fund Change Expenses [Text Block]
In connection with the Reorganization, Perpetual Americas Funds Services (“PAFS”)[1] became the Fund's investment adviser and Barrow, Hanley, Mewhinney & Strauss LLC continued as the Fund's sub-adviser. In addition, PAFS contractually agreed to waive fees and reimburse certain expenses to the extent the Fund's annual operating expenses exceed 0.59% of average daily net assets through February 1, 2026. Further, the Board of Trustees of the Trust approved a change in the fiscal year end of the Fund to September 30 to align the fiscal year end with the other series in the Trust.

Updated Prospectus Phone Number	866-260-9549 (toll free) or 312-557-5913
Updated Prospectus Web Address	connect.rightprospectus.com/BarrowHanley
Accountant Change Disagreements [Text Block]
Changes in and Disagreements with Accountants
Effective August 18, 2024, in connection with the Reorganization noted above, PricewaterhouseCoopers LLP (“PwC”) became the independent registered public accounting firm of the Fund and replaced KPMG LLP, the predecessor fund's accounting firm. PwC serves as the Independent Registered Public Accounting Firm for all funds in the Trust.
There were no disagreements with the former accounting firm during the Fund's fiscal period from inception date through October 31, 2022, fiscal year ended October 31, 2023, or for the interim period from November 1, 2023 through August 17, 2024.

C000249651 [Member]
Shareholder Report [Line Items]
Fund Name	Barrow Hanley US Value Opportunities Fund
Class Name	Institutional Shares
Trading Symbol	BVOIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Barrow Hanley US Value Opportunities Fund (the “Fund”) for the period of November 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at connect.rightprospectus.com/BarrowHanley. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-260-9549 (toll free) or 312-557-5913
Additional Information Website	connect.rightprospectus.com/BarrowHanley
Expenses [Text Block]
Fund Expenses for the Period
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Barrow Hanley US Value Opportunities Fund (Institutional Shares)	$68*	0.71%
*	This fee reflects the period from November 1, 2023 to September 30, 2024. Expenses for the full annual reporting period would be higher.

Expenses Paid, Amount	$ 68	[6]
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
For the eleven-month period ended September 30, 2024, the Institutional Class shares of the Fund returned 36.92% versus a return of 32.43% for the Russell 1000® Value Index (the “Index”). During the period, our stock selection and an overweight in Industrials benefited performance relative to the Index. In addition, security selection in Information Technology added to performance. The Fund’s security selection in Consumer Discretionary detracted from performance. In addition, our underweight to Financials Services hurt performance as this segment of the market outperformed.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart show the change in value of a hypothetical $100,000 investment in Institutional Class shares of the Fund during the stated time period.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	Since Inception
Barrow Hanley US Value Opportunities Fund (Institutional Shares/BVOIX)	33.44%	12.26%
Russell 1000 Total Return Index*	35.68%	12.69%
Russell 1000 Value Total Return Index	27.76%	8.20%
*
Effective September 30, 2024 the Fund compares its performance to the Russel 1000 Total Return Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Prior Market Index Comparison [Text Block]	Effective September 30, 2024 the Fund compares its performance to the Russel 1000 Total Return Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Material Change Date	Aug. 18, 2024
Net Assets	$ 108,043,291
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 342,718
Investment Company Portfolio Turnover	31.90%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$108,043,291
Total number of portfolio holdings	78
Total advisory fees paid	$342,718
Portfolio turnover rate as of the end of the reporting period	31.90%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
CRH PLC	2.3%
Vertiv Holdings Co. - Class A	2.0%
BWX Technologies, Inc.	1.9%
Air Products and Chemicals, Inc.	1.7%
Keurig Dr. Pepper, Inc.	1.7%
Fidelity National Information Services, Inc.	1.6%
Carnival Corp.	1.6%
Exxon Mobil Corp.	1.6%
CACI International, Inc. - Class A	1.6%
Entergy Corp.	1.6%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
CRH PLC	2.3%
Vertiv Holdings Co. - Class A	2.0%
BWX Technologies, Inc.	1.9%
Air Products and Chemicals, Inc.	1.7%
Keurig Dr. Pepper, Inc.	1.7%
Fidelity National Information Services, Inc.	1.6%
Carnival Corp.	1.6%
Exxon Mobil Corp.	1.6%
CACI International, Inc. - Class A	1.6%
Entergy Corp.	1.6%

Material Fund Change [Text Block]
Material Fund Changes
The Barrow Hanley US Value Opportunities Fund reorganized into a newly established series of Perpetual Americas Funds Trust (the “Trust”) effective August 18, 2024 (the “Reorganization”). Following the Reorganization, the Fund assumed the financial and performance history of its predecessor fund, the Barrow Hanley US Value Opportunities Fund, a series of The Advisors' Inner Circle Fund III.
In connection with the Reorganization, Perpetual Americas Funds Services (“PAFS”)[1] became the Fund's investment adviser and Barrow, Hanley, Mewhinney & Strauss LLC continued as the Fund's sub-adviser. In addition, PAFS contractually agreed to waive fees and reimburse certain expenses to the extent the Fund's annual operating expenses exceed 0.70% of average daily net assets through February 1, 2026. Further, the Board of Trustees of the Trust approved a change in the fiscal year end of the Fund to September 30 to align the fiscal year end with the other series in the Trust.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 28, 2025 at connect.rightprospectus.com/BarrowHanley or upon request at 866-260-9549 (toll free) or 312-557-5913.
[1] The Fund’s investment adviser is Perpetual Americas Funds Services, which is the business name under which JOHCM (USA) Inc subcontracts portfolio management services to affiliated investment advisers.

Material Fund Change Expenses [Text Block]
In connection with the Reorganization, Perpetual Americas Funds Services (“PAFS”)[1] became the Fund's investment adviser and Barrow, Hanley, Mewhinney & Strauss LLC continued as the Fund's sub-adviser. In addition, PAFS contractually agreed to waive fees and reimburse certain expenses to the extent the Fund's annual operating expenses exceed 0.70% of average daily net assets through February 1, 2026. Further, the Board of Trustees of the Trust approved a change in the fiscal year end of the Fund to September 30 to align the fiscal year end with the other series in the Trust.

Updated Prospectus Phone Number	866-260-9549 (toll free) or 312-557-5913
Updated Prospectus Web Address	connect.rightprospectus.com/BarrowHanley
Accountant Change Statement [Text Block]
Effective August 18, 2024, in connection with the Reorganization noted above, PricewaterhouseCoopers LLP (“PwC”) became the independent registered public accounting firm of the Fund and replaced KPMG LLP, the predecessor fund's accounting firm. PwC serves as the Independent Registered Public Accounting Firm for all funds in the Trust.

Accountant Change Disagreements [Text Block]
Changes in and Disagreements with Accountants
Effective August 18, 2024, in connection with the Reorganization noted above, PricewaterhouseCoopers LLP (“PwC”) became the independent registered public accounting firm of the Fund and replaced KPMG LLP, the predecessor fund's accounting firm. PwC serves as the Independent Registered Public Accounting Firm for all funds in the Trust.
There were no disagreements with the former accounting firm during the Fund's fiscal period from inception date through October 31, 2022, fiscal year ended October 31, 2023, or for the interim period from November 1, 2023 through August 17, 2024.

C000249656 [Member]
Shareholder Report [Line Items]
Fund Name	Barrow Hanley Emerging Markets Value Fund
Class Name	Institutional Shares
Trading Symbol	BEMVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Barrow Hanley Emerging Markets Value Fund (the “Fund”) for the period of November 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at connect.rightprospectus.com/BarrowHanley. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-260-9549 (toll free) or 312-557-5913
Additional Information Website	connect.rightprospectus.com/BarrowHanley
Expenses [Text Block]
Fund Expenses for the Period
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Barrow Hanley Emerging Markets Value Fund (Institutional Shares)	$98*	1.02%
*	This fee reflects the period from November 1, 2023 to September 30, 2024. Expenses for the full annual reporting period would be higher.

Expenses Paid, Amount	$ 98	[7]
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
For the eleven-month period ended September 30, 2024, the Institutional Class shares of the Fund returned 17.63% versus a return of 31.15% for the MSCI Emerging Markets Value Index (the “Index”). During the period, our security selection in Information Technology benefitted performance relative to the Index. In addition, security selection in Industrials added to performance. The Fund’s security selection and an underweight in Financials detracted from performance as this segment of the market outperformed. In addition, security selection and an overweight to the Communication hurt performance relative to the overall Index.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart show the change in value of a hypothetical $100,000 investment in Institutional Class shares of the Fund during the stated time period.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	Since Inception
Barrow Hanley Emerging Markets Value Fund (Institutional Shares/BEMVX)	12.23%	3.76%
MSCI Emerging Markets Value Index	24.38%	4.09%
MSCI Emerging Markets Index*	26.05%	1.35%
*
Effective September 30, 2024 the Fund compares its performance to the MSCI Emerging Markets Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Prior Market Index Comparison [Text Block]	Effective September 30, 2024 the Fund compares its performance to the MSCI Emerging Markets Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Material Change Date	Aug. 18, 2024
Net Assets	$ 3,327,476
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	85.34%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$3,327,476
Total number of portfolio holdings	60
Total advisory fees paid	$0 - Due to Fee Waivers
Portfolio turnover rate as of the end of the reporting period	85.34%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
SK Hynix, Inc.	3.9%
MediaTek, Inc.	3.7%
Bizlink Holding, Inc.	3.1%
JD.com, Inc. - Class A	2.7%
Ping An Insurance Group Co. of China Ltd. - Class H	2.6%
Baidu, Inc. - Class A	2.5%
PTT Exploration & Production PCL - REG	2.4%
UPL Ltd.	2.4%
China Merchants Bank Co. Ltd. - Class H	2.2%
Axis Bank Ltd.	2.2%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
SK Hynix, Inc.	3.9%
MediaTek, Inc.	3.7%
Bizlink Holding, Inc.	3.1%
JD.com, Inc. - Class A	2.7%
Ping An Insurance Group Co. of China Ltd. - Class H	2.6%
Baidu, Inc. - Class A	2.5%
PTT Exploration & Production PCL - REG	2.4%
UPL Ltd.	2.4%
China Merchants Bank Co. Ltd. - Class H	2.2%
Axis Bank Ltd.	2.2%

Material Fund Change [Text Block]
Material Fund Changes
The Barrow Hanley Emerging Markets Value Fund reorganized into a newly established series of Perpetual Americas Funds Trust (the “Trust”) effective August 18, 2024 (the “Reorganization”). Following the Reorganization, the Fund assumed the financial and performance history of its predecessor fund, the Barrow Hanley Emerging Markets Value Fund, a series of The Advisors' Inner Circle Fund III.
In connection with the Reorganization, Perpetual Americas Funds Services (“PAFS”)[1] became the Fund's investment adviser and Barrow, Hanley, Mewhinney & Strauss LLC continued as the Fund's sub-adviser. In addition, PAFS contractually agreed to waive fees and reimburse certain expenses to the extent the Fund's annual operating expenses exceed 0.98% of average daily net assets through February 1, 2026. Further, the Board of Trustees of the Trust approved a change in the fiscal year end of the Fund to September 30 to align the fiscal year end with the other series in the Trust.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 28, 2025 at connect.rightprospectus.com/BarrowHanley or upon request at 866-260-9549 (toll free) or 312-557-5913.
[1] The Fund’s investment adviser is Perpetual Americas Funds Services, which is the business name under which JOHCM (USA) Inc subcontracts portfolio management services to affiliated investment advisers.

Material Fund Change Expenses [Text Block]
In connection with the Reorganization, Perpetual Americas Funds Services (“PAFS”)[1] became the Fund's investment adviser and Barrow, Hanley, Mewhinney & Strauss LLC continued as the Fund's sub-adviser. In addition, PAFS contractually agreed to waive fees and reimburse certain expenses to the extent the Fund's annual operating expenses exceed 0.98% of average daily net assets through February 1, 2026. Further, the Board of Trustees of the Trust approved a change in the fiscal year end of the Fund to September 30 to align the fiscal year end with the other series in the Trust.

Updated Prospectus Phone Number	866-260-9549 (toll free) or 312-557-5913
Updated Prospectus Web Address	connect.rightprospectus.com/BarrowHanley
Accountant Change Statement [Text Block]
Effective August 18, 2024, in connection with the Reorganization noted above, PricewaterhouseCoopers LLP (“PwC”) became the independent registered public accounting firm of the Fund and replaced KPMG LLP, the predecessor fund's accounting firm. PwC serves as the Independent Registered Public Accounting Firm for all funds in the Trust.

Accountant Change Disagreements [Text Block]
Changes in and Disagreements with Accountants
Effective August 18, 2024, in connection with the Reorganization noted above, PricewaterhouseCoopers LLP (“PwC”) became the independent registered public accounting firm of the Fund and replaced KPMG LLP, the predecessor fund's accounting firm. PwC serves as the Independent Registered Public Accounting Firm for all funds in the Trust.
There were no disagreements with the former accounting firm during the Fund's fiscal period from inception date through October 31, 2022, fiscal year ended October 31, 2023, or for the interim period from November 1, 2023 through August 17, 2024.

C000249661 [Member]
Shareholder Report [Line Items]
Fund Name	Barrow Hanley International Value Fund
Class Name	Institutional Shares
Trading Symbol	BNIVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Barrow Hanley International Value Fund (the “Fund”) for the period of November 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at connect.rightprospectus.com/BarrowHanley. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-260-9549 (toll free) or 312-557-5913
Additional Information Website	connect.rightprospectus.com/BarrowHanley
Expenses [Text Block]
Fund Expenses for the Period
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Barrow Hanley International Value Fund (Institutional Shares)	$82*	0.86%
*	This fee reflects the period from November 1, 2023 to September 30, 2024. Expenses for the full annual reporting period would be higher.

Expenses Paid, Amount	$ 82	[8]
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
For the eleven-month period ended September 30, 2024, the Institutional Class shares of the Fund returned 20.37% versus a return of 28.80% for the MSCI EAFE Value Index. During the period, our overweight and security selection in Healthcare benefited performance as the sector outperformed the Index. In addition, security selection in Information Technology added to performance. The Fund’s underweight and security selection in Financials detracted from performance. In addition, security selection in Materials hurt performance relative to the overall Index.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart show the change in value of a hypothetical $100,000 investment in Institutional Class shares of the Fund during the stated time period.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	Since Inception
Barrow Hanley International Value Fund (Institutional Shares/BNIVX)	15.82%	7.24%
MSCI EAFE Index Net*	24.77%	4.94%
MSCI EAFE Value Index Net	23.14%	9.27%
*
Effective September 30, 2024 the Fund compares its performance to the MSCI EAFE Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Prior Market Index Comparison [Text Block]	Effective September 30, 2024 the Fund compares its performance to the MSCI EAFE Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Material Change Date	Aug. 18, 2024
Net Assets	$ 63,438,942
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 210,882
Investment Company Portfolio Turnover	57.63%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$63,438,942
Total number of portfolio holdings	64
Total advisory fees paid	$210,882
Portfolio turnover rate as of the end of the reporting period	57.63%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Julius Baer Group Ltd.	2.6%
Sanofi S.A.	2.5%
TOTO Ltd.	2.3%
Makita Corp.	2.2%
BASF S.E.	2.1%
United Overseas Bank Ltd.	2.1%
Standard Chartered PLC	2.1%
Henkel AG & Co KGaA	2.0%
Smith & Nephew PLC	2.0%
Enel S.p.A.	2.0%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Julius Baer Group Ltd.	2.6%
Sanofi S.A.	2.5%
TOTO Ltd.	2.3%
Makita Corp.	2.2%
BASF S.E.	2.1%
United Overseas Bank Ltd.	2.1%
Standard Chartered PLC	2.1%
Henkel AG & Co KGaA	2.0%
Smith & Nephew PLC	2.0%
Enel S.p.A.	2.0%

Material Fund Change [Text Block]
Material Fund Changes
The Barrow Hanley International Value Fund reorganized into a newly established series of Perpetual Americas Funds Trust (the “Trust”) effective August 18, 2024 (the “Reorganization”). Following the Reorganization, the Fund assumed the financial and performance history of its predecessor fund, the Barrow Hanley International Value Fund, a series of The Advisors' Inner Circle Fund III.
In connection with the Reorganization, Perpetual Americas Funds Services (“PAFS”)[1] became the Fund's investment adviser and Barrow, Hanley, Mewhinney & Strauss LLC continued as the Fund's sub-adviser. In addition, PAFS contractually agreed to waive fees and reimburse certain expenses to the extent the Fund's annual operating expenses exceed 0.85% of average daily net assets through February 1, 2026. Further, the Board of Trustees of the Trust approved a change in the fiscal year end of the Fund to September 30 to align the fiscal year end with the other series in the Trust.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 28, 2025 at connect.rightprospectus.com/BarrowHanley or upon request at 866-260-9549 (toll free) or 312-557-5913.
[1] The Fund’s investment adviser is Perpetual Americas Funds Services, which is the business name under which JOHCM (USA) Inc subcontracts portfolio management services to affiliated investment advisers.

Material Fund Change Expenses [Text Block]
In connection with the Reorganization, Perpetual Americas Funds Services (“PAFS”)[1] became the Fund's investment adviser and Barrow, Hanley, Mewhinney & Strauss LLC continued as the Fund's sub-adviser. In addition, PAFS contractually agreed to waive fees and reimburse certain expenses to the extent the Fund's annual operating expenses exceed 0.85% of average daily net assets through February 1, 2026. Further, the Board of Trustees of the Trust approved a change in the fiscal year end of the Fund to September 30 to align the fiscal year end with the other series in the Trust.

Updated Prospectus Phone Number	866-260-9549 (toll free) or 312-557-5913
Updated Prospectus Web Address	connect.rightprospectus.com/BarrowHanley
Accountant Change Statement [Text Block]
Effective August 18, 2024, in connection with the Reorganization noted above, PricewaterhouseCoopers LLP (“PwC”) became the independent registered public accounting firm of the Fund and replaced KPMG LLP, the predecessor fund's accounting firm. PwC serves as the Independent Registered Public Accounting Firm for all funds in the Trust.

Accountant Change Disagreements [Text Block]
Changes in and Disagreements with Accountants
Effective August 18, 2024, in connection with the Reorganization noted above, PricewaterhouseCoopers LLP (“PwC”) became the independent registered public accounting firm of the Fund and replaced KPMG LLP, the predecessor fund's accounting firm. PwC serves as the Independent Registered Public Accounting Firm for all funds in the Trust.
There were no disagreements with the former accounting firm during the Fund's fiscal period from inception date through October 31, 2022, fiscal year ended October 31, 2023, or for the interim period from November 1, 2023 through August 17, 2024.

[1]	This fee reflects the period from November 1, 2023 to September 30, 2024. Expenses for the full annual reporting period would be higher.
[2]	This fee reflects the period from November 1, 2023 to September 30, 2024. Expenses for the full annual reporting period would be higher.
[3]	This fee reflects the period from November 1, 2023 to September 30, 2024. Expenses for the full annual reporting period would be higher.
[4]	Amount was reduced by a one-time expense reimbursement during the period. Without the reimbursement, the cost paid as a percentage of a hypothetical $100,000 investment would have been 0.64%.
[5]	This fee reflects the period from November 1, 2023 to September 30, 2024. Expenses for the full annual reporting period would be higher.
[6]	This fee reflects the period from November 1, 2023 to September 30, 2024. Expenses for the full annual reporting period would be higher.
[7]	This fee reflects the period from November 1, 2023 to September 30, 2024. Expenses for the full annual reporting period would be higher.
[8]	This fee reflects the period from November 1, 2023 to September 30, 2024. Expenses for the full annual reporting period would be higher.